COMMON SHARES (Details Textual)		12 Months Ended
	Jan. 05, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Feb. 28, 2017 USD ($) shares	Feb. 29, 2016 USD ($) shares
Number of classes of common shares		2
Minority Interest Decrease From Redemptions Shares		135,264
Minority Interest Decrease From Redemptions | $		$ 25,041,493	$ 16,543,120
Proceeds from Issuance of Private Placement | $		$ 500,000,012	$ 0	$ 0
Private Placement [Member]
Shares issued		5,464,481
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		76,491	103,888	40,136
Stock Issued During Period, Shares, Acquisitions		0	647,859
Minority Interest Decrease From Redemptions Shares		135,264
Non-controlling interest [Member]
Cash Consideration When Purchasing the Noncontrolling Interest | $		$ 10,448,063
Minority Interest Decrease From Redemptions | $		2,858,310
Non-controlling interest One [Member]
Cash Consideration When Purchasing the Noncontrolling Interest | $		14,593,430
Minority Interest Decrease From Redemptions | $		$ 15,254,971
Non-vested shares
Non-vested shares vested and converted		2,314,190	1,726,874	1,419,484
Class A Common shares
Shares issued	5,464,481
Shares issued related to vesting and conversion of non-vested shares		2,314,190	1,726,874	1,419,484
Common shares issued due to conversion of convertible shares		900,000	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		76,491	103,888	40,136
Common Stock, Voting Rights		1
Stock Issued During Period, Shares, Acquisitions		0	647,859	478,036
Number of Class A common shares into which each Class B common share is convertible		1
Minority Interest Decrease From Redemptions Shares		135,264
Minority Interest Decrease From Redemptions | $		$ (135)	$ 0
Proceeds from Issuance of Private Placement | $	$ 500,000,012
Class A Common shares | Common Stock [Member]
Conversion of Stock, Shares Issued		16,380,780	342,462
Class B Common shares
Stock converted during period shares conversion of securities		900,000	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		0
Common Stock, Voting Rights		10
Stock Issued During Period, Shares, Acquisitions		0	0	0
Minority Interest Decrease From Redemptions Shares		0
Minority Interest Decrease From Redemptions | $		$ 0	$ 0
American Depository Shares [Member]
Shares issued related to vesting and conversion of non-vested shares		6,942,570	5,180,622	4,258,452
Conversion of Stock, Shares Converted		49,142,340	1,027,386
American Depository Shares [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		229,473	311,664	120,408